Class K Shares [Member] Annual Fund Operating Expenses - Class K - BlackRock Strategic Income Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class K Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses		[3]
Component2 Other Expenses	0.08%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.64%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.63%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 43, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds (the “Underlying Funds”).
[3]	Other Expenses of Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”) were less than 0.01%.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which does not include Acquired Fund Fees and Expenses.